UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STANFIELD CAPITAL PARTNERS LLC
Address: 430 PARK AVENUE
         NEW YORK, NEW YORK 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  CAROLYN A. MILLER
Title: SENIOR COMPLIANCE OFFICER
Phone: 212-891-9600

Signature,                               Place,             and Date of Signing:

/s/ Carolyn A. Miller                     NEW YORK, NY          02/14/06
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $47.556

List of Other Included Managers: N/A

                               TITLE OF                      VALUE      SHARES/   SH/   PUT/   INVSTMT    OTHER    VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP        (x$1000)    PRN AMT   PRN   CALL   DSCRETN   MANAGERS  SOLE  SHARED NONE
-----------------------        --------      ---------      --------    -------   ---   ----   -------  ---------  ----  ------ ----
Delta Air Lines, Inc.           Common       247361108       $450,000     600,000  Sh            Sole       No     Sole
Exide Corporation               Common       302051206     $1,428,389     386,051  Sh            Sole       No     Sole
Exide Corporation               Convert
                                - 09/2013    302051AL1     $1,938,500       5,000  Sh            Sole       No     Sole
First Avenue Networks, Inc      Common       31865X106   $ 12,249,972   2,346,738  Sh            Sole       No     Sole
Globix Corporation              Common       37957F200     $1,596,173   1,182,350  Sh            Sole       No     Sole
Huntsman Corp                   Common       447011107     $3,369,954     195,700  Sh            Sole       No     Sole
IDT                             Common       448947309      $ 138,914      11,873  Sh            Sole       No     Sole
Loral Space & Communications    Common       543881106     $5,664,541     200,302  Sh            Sole       No     Sole
Northern Borders Partners-LP    Common       664785102     $4,200,000     100,000  Sh            Sole       No     Sole
Northwest Airlines Inc.         Common       667280101      $ 540,000   1,000,000  Sh            Sole       No     Sole
NRG Energy Inc.                 Common       629377508     $4,990,621     105,913  Sh            Sole       No     Sole
RCN Corporation                 Common       749361200    $10,832,587     461,944  Sh            Sole       No     Sole
Savvis Inc                      Common       805423100       $156,419     208,558  Sh            Sole       No     Sole
Total                                                     $47,556,070